Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Operating segment			1						1
Reportable segment			1						1
Installation costs	$ 4,915,064		$ 577,398	$ 64,202	$ 4,915,064		$ 4,915,064	$ 4,915,064	$ 64,202	$ 4,915,064	$ 119,755
Insured limits			2,644,103	5,384,115			7,772,306		5,384,115	7,772,306
Accounts receivable			4,703,905	1,165,336			862,580		1,165,336	862,580
Revenue recognized			(203,607)						(5,223,518)	(1,149,047)
Advertising and marketing costs			54,686			$ 45,268
Inventory			$ 847,395	872,470			350,353		$ 872,470	350,353
Estimated useful life			5 years
Impairment charges
Goodwill impairment
Common units issued (in Shares)			33,730,000						33,730,000
Percentage of business combination			24.167%						24.167%
Uncertain tax positions			$ 0	0			0		$ 0	0
Unrecognized tax benefits
Accrued for interest and penalties
Cash savings percentage			85.00%
Total unrecorded TRA liability			$ 8,300,000	27,600,000					27,600,000
Credit losses	1,820,365				$ 1,820,365			$ 1,820,365
Increases net loss	$ (1,820,365)		$ (6,361,265)	$ 32,547,000		$ (1,531,491)	$ (129,598,000)		$ (2,668,889)	$ 4,845,069
Basic net loss per common share (in Dollars per share)			$ (0.48)		$ 0.3	$ (1.54)			$ (0.48)	$ 4.85
Diluted net loss per common share (in Dollars per share)			$ (0.48)			$ (1.54)		$ 0.49	$ (0.48)	$ 4.85
Percentage of tax required for saving net cash									85.00%
Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized			$ 2,125,281
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized			1,318,939			$ 2,549,042
Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized			2,021,499
Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized			$ 1,810,484
Customers One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized						$ 12,022,995			$ 17,834,595	$ 13,083,458
Customers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized									23,386,284
Customers Three [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized									$ 8,781,244
ESGEN OpCo, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate				71.80%					71.80%
Units outstanding share (in Shares)			25,230,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable			$ 3,192,077	$ 2,306,096					$ 2,306,096
Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination			13.00%
Redeemable Noncontrolling Interests [Member] | ESGEN OpCo, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate				28.20%					28.20%
Tax Receivable Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Total unrecorded TRA liability			$ 3,500,000
actual exchanges related to hypothetical sale			4,800,000
Opco LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination									87.00%
Opco LLC [Member] | ESGEN OpCo, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate				71.80%					71.80%
Third Party Operator (TPO) [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable			$ 2,481,952
Opco LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination			87.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable				$ 3,192,077					$ 3,192,077
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable				$ 2,306,096					$ 2,306,096
Class A
Summary of Significant Accounting Policies [Line Items]
Vote price per share (in Dollars per share)			$ 1
Number of shares are exchanged shares (in Shares)			8,500,000
Basic net loss per common share (in Dollars per share)		$ (1.73)	$ (0.48)						$ (0.48)
Diluted net loss per common share (in Dollars per share)		$ (1.73)	$ (0.48)						$ (0.48)
Class A | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Converted to Class A common stock (in Shares)			8,500,000
Units outstanding share (in Shares)						178,207			178,207
Increases net loss
Class V Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Vote price per share (in Dollars per share)			$ 1
Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination									13.00%
Redeemable Noncontrolling Interests [Member] | ESGEN OpCo, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate				28.20%					28.20%
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Insured limits				$ 5,389,013					$ 5,389,013